UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock Investors Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 67.43%					$93,379,194
(Cost $109,757,290)

Aerospace & Defense 0.13%					184,000
L-3 Communications Corp.,
Gtd Sr Sub Note Ser B	6.375%	10/15/15	BB+	$200	184,000

Airlines 1.56%					2,153,874
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A	6.545	02/02/19	A-	365	310,278
Pass Thru Ctf Ser 2000-2 Class B	8.307	04/02/18	B+	379	301,072
Pass Thru Ctf Ser 2001-1 Class C	7.033	06/15/11	B+	152	124,522
Delta Air Lines, Inc.,
Sec Pass Thru Ctf Ser A	6.821	08/10/22	A-	869	721,677
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 2007-1	7.027	11/01/19	BBB+	865	696,325

Aluminum 1.36%					1,881,750
CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11/15/15	CCC+	1,930	1,881,750

Auto Parts & Equipment 1.48%					2,050,575
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11/01/15	B-	1,000	870,000
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	B	1,485	1,180,575

Broadcasting & Cable TV 3.22%					4,465,806
Canadian Satellite Radio Holdings, Inc.,
Sr Note (G)	12.750	02/15/14	CCC+	2,000	1,240,000
CSC Holdings, Inc.,
Sr Note (S)	8.500	06/15/15	BB	755	701,206
Shaw Communications, Inc.,
Sr Note	8.250	04/11/10	BB+	1,000	995,000
Sirius Satellite Radio, Inc.,
Sr Note	9.625	08/01/13	CCC	520	275,600
Videotron Ltd.,
Sr Note	6.375	12/15/15	BB-	300	264,000
XM Satellite Radio Holdings, Inc.,
Sr Note (S)	13.000	08/01/13	CCC	1,650	990,000

Casinos & Gaming 8.17%					11,312,445
Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11/15/13	B+	440	352,000
Downstream Development Authority of the Quapaw
Tribe of Oklahoma,
Sr Sec Note (S)	12.000	10/15/15	B-	2,000	1,450,000
Great Canadian Gaming Corp.,
Gtd Sr Sub Note (S)	7.250	02/15/15	BB	1,000	900,000
Greektown Holdings LLC,
Sr Note (S)	10.750	12/01/13	D	1,000	690,000
Indianapolis Downs Capital LLC,
Sr Sec Note (S)	11.000	11/01/12	B	1,395	948,600
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03/01/14	B-	505	338,350
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	B	1,000	670,000

John Hancock Investors Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming (continued)
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250%	02/15/14	B-	$1,000	$680,000
Mashantucket Western Pequot Tribe,
Bond (S)	5.912	09/01/21	BB+	275	240,595
Bond Ser A (S)	8.500	11/15/15	BB+	2,000	1,300,000
Mohegan Tribal Gaming Authority,
Sr Sub Note	7.125	08/15/14	B	1,000	710,000
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04/01/10	B	800	760,000
Gtd Sr Sub Note Ser B	9.000	06/01/12	CCC	350	245,000
Pinnacle Entertainment, Inc.,
Sr Sub Note	7.500	06/15/15	B+	1,000	740,000
Pokagon Gaming Authority,
Sr Note (S)	10.375	06/15/14	B+	474	479,925
Waterford Gaming, LLC,
Sr Note (S)	8.625	09/15/14	BB-	855	807,975

Commodity Chemicals 0.71%					977,500
Sterling Chemicals, Inc.,
Gtd Sr Sec Note	10.250	04/01/15	B-	1,000	977,500

Construction & Farm Machinery & Heavy Trucks 0.81%					1,124,750
Manitowoc Co., Inc.,
Gtd Sr Note	7.125	11/01/13	BB	500	465,000
Odebrecht Finance Ltd.,
Gtd Sr Note (S)	7.500	10/18/17	BB	725	659,750

Consumer Finance 2.97%					4,113,213
CIT Group, Inc.,
Sr Note	5.000	02/13/14	A-	360	203,641
Ford Motor Credit Co.
Sr Note	9.750	09/15/10	B-	2,000	1,434,166
Sr Note	7.375	10/28/09	B-	2,425	1,949,618
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then variable)	5.911	11/30/35	A	700	525,788

Diversified Banks 1.73%					2,402,547
Barclays Bank PLC,
Bond (6.860% to 6-15-32 then variable) (S)	6.860	06/15/32	A+	1,595	1,209,916
Chuo Mitsui Trust & Banking Co.,
Jr Sub Note (5.506% to 4-15-15 then variable) (S)	5.506	04/15/15	A2	905	674,865
Royal Bank of Scotland Group PLC,
Jr Sub Bond (7.648% to 9-30-31 then variable)	7.648	09/30/31	BBB+	630	517,766

Diversified Chemicals 1.40%					1,935,450
NOVA Chemicals Corp.,
Note MTN	7.400	04/01/09	B+	1,955	1,935,450

Diversified Commercial & Professional Services 2.08%					2,873,712
Aramark Corp.,
Sr Note	8.500	02/01/15	B	1,000	940,000
Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)	6.500	02/13/13	A-	750	731,212
MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04/01/12	B2	1,850	1,202,500

John Hancock Investors Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Financial Services 0.69%					$960,000
Orascom Telecom Finance,
Gtd Note (S)	7.875%	02/08/14	B-	$360	315,000
TAM Capital, Inc.	7.375	04/25/17	B+	860	645,000

Diversified Metals & Mining 0.84%					1,167,700
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04/01/17	BBB-	220	216,700
Sr Note	6.875	02/01/14	BBB-	500	495,000
Vedanta Resources PLC,
Sr Note (S)	6.625	02/22/10	BB	480	456,000

Electric Utilities 4.02%					5,565,740
AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01/02/17	BB+	1,079	1,132,928
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	BBB-	828	885,190
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06/01/17	BBB-	699	715,351
CE Generation LLC,
Sr Sec Note	7.416	12/15/18	BB+	644	649,908
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03/10/24	BBB-	311	294,657
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12/15/10	BB+	245	251,673
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11/14/11	BB	315	316,575
PNPP II Funding Corp.,
Debenture	9.120	05/30/16	BBB-	397	406,749
Texas Competitive Electric Holdings Co. LLC,
Sec Bond	7.460	01/01/15	CCC	451	405,970
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01/02/17	BBB	500	506,739

Electronic Equipment Manufacturers 0.55%					760,417
Thomas & Betts Corp.,
Sr Note	7.250	06/01/13	BBB	745	760,417

Food Distributors 0.97%					1,346,463
Independencia International Ltd.,
Gtd Sr Bond (S)	9.875	01/31/17	B	1,280	1,036,800
Gtd Sr Note (S)	9.875	05/15/15	B	365	309,663

Health Care Facilities 0.74%					1,025,000
Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06/01/14	CCC+	1,000	1,025,000

Household Products 0.24%					333,500
Yankee Candle Co., Inc.,
Gtd Sr Sub Note	8.500	02/15/15	B-	460	333,500

Industrial Conglomerates 0.42%					588,000
Waste Services, Inc.,
Sr Sub Note	9.500	04/15/14	B-	600	588,000

John Hancock Investors Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Industrial Machinery 0.25%					$345,492
Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755%	02/15/09	Baa1	$356	345,492

Integrated Oil & Gas 0.75%					1,036,159
Petro-Canada,
Debenture	9.250	10/15/21	BBB	1,000	1,036,159

Integrated Telecommunication Services 5.10%					7,062,482
Axtel SAB de CV,
Sr Note (S)	7.625	02/01/17	BB-	810	720,252
Bellsouth Corp.,
Debenture	6.300	12/15/15	A	835	832,630
Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01/15/14	B-	1,000	870,000
Citizens Communications Co.,
Sr Note	7.125	03/15/19	BB	530	421,350
Qwest Capital Funding, Inc.,
Gtd Note	7.000	08/03/09	B+	1,700	1,670,250
Sprint Capital Corp.,
Gtd Sr Note	8.375	03/15/12	BB	1,970	1,773,000
Gtd Sr Note	6.900	05/01/19	BB	1,000	775,000

Investment Banking & Brokerage 0.46%					643,695
Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12/29/49	Aa3	750	643,695

IT Consulting & Other Services 0.94%					1,297,100
NCR Corp.,
Note	7.125	06/15/09	BBB-	375	377,100
Unisys Corp.,
Sr Note	6.875	03/15/10	B+	1,000	920,000

Life & Health Insurance 0.24%					338,000
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then variable) (S)	8.300	10/15/37	BB	520	338,000

Marine 1.66%					2,300,000
Navios Maritime Holdings, Inc.,
Sr Note	9.500	12/15/14	B+	2,500	2,300,000

Metal & Glass Containers 1.12%					1,549,950
BWAY Corp.,
Gtd Sr Sub Note	10.000	10/15/10	B-	1,085	1,052,450
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05/15/13	BB+	500	497,500

Multi-Line Insurance 0.81%					1,126,446
Liberty Mutual Group,
Bond (S)	7.500	08/15/36	BBB-	515	406,446
Sr Note (10.75% to 6-15-38 then variable) (S)	10.750	06/15/58	BB	1,000	720,000

Multi-Media 0.76%					1,058,682
News America Holdings, Inc.,
Gtd Note	7.750	01/20/24	BBB+	980	975,557
Quebecor Media, Inc.,
Sr Note	7.750	03/15/16	B	95	83,125

John Hancock Investors Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Multi-Utilities 0.42%					$577,888
CalEnergy Co., Inc.,
Sr Bond	8.480%	09/15/28	BBB+	$525	577,888

Oil & Gas Drilling 0.89%					1,230,014
Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (S)	5.326	08/01/13	BBB-	225	227,104
Gazprom,
Loan Part Note (S)	9.625	03/01/13	BBB	1,000	1,002,910

Oil & Gas Storage & Transportation 1.30%					1,803,343
Atlas Pipeline Partners LP,
Gtd Sr Note	8.125	12/15/15	B-	140	128,800
Copano Energy LLC,
Gtd Sr Note	8.125	03/01/16	B+	250	228,750
Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07/15/16	B+	500	472,500
Sr Note	8.750	04/15/18	B+	500	475,000
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	BBB-	525	498,293

Packaged Foods & Meats 0.76%					1,050,200
ASG Consolidated LLC/ASG Finance, Inc.,
Sr Disc Note, Step Coupon (Zero to 11-1-08, then
11.500%)	Zero	11/01/11	B+	1,180	1,050,200

Paper Packaging 4.62%					6,394,000
Graphic Packaging International, Inc.,
Gtd Sr Note	8.500	08/15/11	B-	1,000	950,000
Gtd Sr Sub Note	9.500	08/15/13	B-	2,500	2,262,500
Smurfit-Stone Container Corp.,
Sr Note	8.375	07/01/12	B-	2,000	1,680,000
Sr Note	8.000	03/15/17	B-	1,925	1,501,500

Paper Products 0.23%					321,592
Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11/15/15	BBB-	345	321,592

Property & Casualty Insurance 0.55%					765,868
Ohio Casualty Corp.,
Sr Note	7.300	06/15/14	BBB-	750	765,868

Publishing 1.24%					1,717,420
Dex Media West LLC,
Sr Sub Note	9.875	08/15/13	B+	1,891	1,172,420
Idearc, Inc.,
Gtd Sr Note (S)	8.000	11/15/16	B-	2,000	545,000

Real Estate Management & Development 0.52%					713,456
Health Care Realty Trust, Inc.,
Sr Note	8.125	05/01/11	BBB-	165	170,006
Health Care REIT, Inc.,
Sr Note	6.200	06/01/16	BBB-	345	303,450
Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10/15/14	BBB-	250	240,000

John Hancock Investors Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Regional Banks 0.79%					$1,087,653
NB Capital Trust IV,
Gtd Cap Security	8.250%	04/15/27	A	$1,130	1,087,653

Restaurants 1.06%					1,461,575
Landry's Restaurants, Inc.,
Gtd Sr Note Ser B	9.500	12/15/14	CCC+	1,615	1,461,575

Semiconductors 1.00%					1,380,000
Freescale Semiconductor, Inc.,
Gtd Sr Note	8.875	12/15/14	B-	2,000	1,380,000

Specialized Finance 4.46%					6,170,934
Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05/01/21	AA	750	690,938
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	4.604	02/15/12	Baa2	438	422,325
CCM Merger, Inc.,
Note (S)	8.000	08/01/13	B-	2,500	2,031,250
Drummond Co., Inc.,
Sr Note (S)	7.375	02/15/16	BB-	1,500	1,271,250
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12/30/11	BB	699	705,990
HRP Myrtle Beach Operations, LLC,
Sr Sec Note (S)	7.383	04/01/12	B+	1,745	1,049,181

Specialty Chemicals 1.39%					1,930,550
American Pacific Corp.,
Gtd Sr Note	9.000	02/01/15	B+	565	548,050
Momentive Performance,
Gtd Sr Note	9.750	12/01/14	B	1,750	1,382,500

Steel 1.23%					1,700,000
Ryerson, Inc.,
Sr Sec Note (S)	12.000	11/01/15	B+	2,000	1,700,000

Wireless Telecommunication Services 0.79%					1,094,253
Centennial Communications Corp.,
Sr Note	10.000	01/01/13	CCC+	500	478,750
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D (S)	5.612	06/15/35	Baa2	655	615,503

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred Stocks 0.47%					$652,000
(Cost $1,002,026)

Real Estate Investment Trusts 0.47%					652,000
Public Storage REIT, Inc., 6.50%,
Depositary Shares, Ser W			BBB	40,000	652,000

John Hancock Investors Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Tranche Loans 0.14%					$189,000
(Cost $210,000)

Health Care Supplies 0.14%					189,000
IM US Holdings LLC,
Tranche (Second Lien Facility) (P)	7.443%	06/26/15	B-	$210	189,000
	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 63.71%					$88,224,018
(Cost $87,855,859)

U.S. Government Agency 63.70%					88,224,018
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	11.250%	01/01/16	AAA	$12	13,361
30 Yr Pass Thru Ctf	6.000	08/01/34	AAA	2,504	2,541,077
30 Yr Pass Thru Ctf	6.000	08/01/37	AAA	3,616	3,662,637
30 Yr Pass Thru Ctf	6.000	07/01/38	AAA	2,453	2,484,051
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09/01/10	AAA	9	8,708
15 Yr Pass Thru Ctf	7.000	10/01/12	AAA	9	9,231
15 Yr Pass Thru Ctf	7.000	04/01/17	AAA	26	27,407
15 Yr Pass Thru Ctf	6.000	05/01/21	AAA	2,406	2,455,055
30 Yr Pass Thru Ctf	6.500	07/01/36	AAA	2,262	2,321,747
30 Yr Pass Thru Ctf	6.000	05/01/35	AAA	2,885	2,926,404
30 Yr Pass Thru Ctf	6.000	08/01/36	AAA	3,576	3,623,519
30 Yr Pass Thru Ctf	6.000	09/01/36	AAA	8,616	8,731,802
30 Yr Pass Thru Ctf	6.000	09/01/36	AAA	2,013	2,040,167
30 Yr Pass Thru Ctf	6.000	11/01/36	AAA	5,349	5,420,542
30 Yr Pass Thru Ctf	5.500	10/01/33	AAA	11,000	10,969,068
30 Yr Pass Thru Ctf	5.500	01/01/37	AAA	19,298	19,242,638
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	4,658	4,645,167
30 Yr Pass Thru Ctf	5.500	12/01/37	AAA	6,130	6,112,287
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	8,981	8,955,275
Note	6.000	05/30/25	AAA	1,652	1,629,796
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11/15/20	AAA	6	7,270
30 Yr Pass Thru Ctf	9.500	01/15/21	AAA	4	4,556
30 Yr Pass Thru Ctf	9.500	02/15/25	AAA	12	14,047
Small Business Administration CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11/15/35	Baa2	225	201,058
Sub Bond Ser 2005-1A Class E (S)	6.706	11/15/35	Baa3	200	177,148

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligation 14.66%					$20,297,770
(Cost $27,093,842)

Collateralized Mortgage Obligation 14.66%					20,297,770
American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6 Class XP IO	2.941%	12/25/46	BBB	$12,818	512,735
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1 Class GIOP IO	2.078	05/25/47	AAA	7,743	430,723
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1 (P)	5.881	03/20/36	A	915	776,748
Mtg Pass Thru Ctf Ser 2006-D Class 6B2 (P)	5.946	05/20/36	CCC	1,760	619,009

John Hancock Investors Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligation (continued)
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)	5.471%	04/25/35	AA+	$406	$156,136
Mtg Pass Thru Ctf Ser 2006-4 Class 3B1 (P)	6.256	07/25/36	CCC	2,463	50,910
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08/25/35	AAA	430	383,886
ContiMortgage Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08/15/25	BB	64	53,051
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59 Class 2X IO	3.188	11/20/35	AAA	7,637	262,522
Mtg Pass Thru Ctf Ser 2006-0A10 Class XPP IO	1.832	08/25/46	AAA	5,202	198,334
Mtg Pass Thru Ctf Ser 2006-0A12 Class X IO	2.993	09/20/46	AAA	59,997	2,624,855
Mtg Pass Thru Ctf Ser 2006-11CB Class 3A1	6.500	05/25/36	AAA	2,805	1,782,057
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A Class G (S)	6.795	11/15/36	Ba2	1,000	861,937
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1-M1 (S)	8.285	06/20/31	BB	1,000	749,130
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1-M1 (S)	7.629	04/25/37	BB	1,000	625,000
DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5 Class X2 IO	2.348	08/19/45	AAA	25,460	739,930
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)	5.128	12/25/34	AA	262	154,438
Mtg Pass Thru Ctf Ser 2006-AA2 Class B1 (G)(P)	6.150	05/25/36	CCC	249	20,040
Global Tower Partners Acquisition Partners, LLC,
CMO-REMIC Sub Bond Ser 2007-1A-G (S)	7.874	05/15/37	B2	360	323,423
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1	4.525	08/25/34	AA	832	646,267
Mtg Pass Thru Ctf Ser 2006-4F Class 6A1	6.500	05/25/36	BB	3,607	2,904,805
HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8 Class 1X IO	1.781	09/19/35	AAA	7,042	140,846
Mtg Pass Thru Ctf Ser 2007-3 Class ES IO (G)	0.350	05/19/47	BB	15,604	97,528
Mtg Pass Thru Ctf Ser 2007-4 Class ES IO (G)	0.350	07/19/47	BB	15,709	98,181
Mtg Pass Thru Ctf Ser 2007-6 Class ES IO (G)(S)	0.343	08/19/37	BB	11,011	68,821
Harborview NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-9A Class N2 (G)(S)	8.350	11/19/36	AAA	311	217,844
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1	5.296	01/25/35	AA	323	161,906
Mtg Pass Thru Ctf Ser 2005-AR18 Class 1X IO	2.730	10/25/36	AAA	14,383	332,244
Mtg Pass Thru Ctf Ser 2005-AR18 Class 2X IO	2.446	10/25/36	AAA	14,345	206,565
Mtg Pass Thru Ctf Ser 2005-AR5 Class B1 (P)	5.463	05/25/35	AA	429	207,667
Luminent Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-1 Class X IO	1.743	04/25/36	AAA	21,669	433,380
Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf Ser 2006-AF1 Class MF1 (P)	6.150	08/25/36	CCC	1,231	415,714
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.819	05/25/35	AA	381	294,045
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08/25/35	AAA	429	332,481
Mtg Pass Thru Ctf Ser 2005-AR4 Class B1	4.669	04/25/35	AA	1,453	970,878
Mtg Pass Thru Ctf Ser 2007-0A4 Class XPPP IO	0.834	04/25/47	Aaa	18,554	231,926
Mtg Pass Thru Ctf Ser 2007-0A5 Class 1XPP IO	0.873	06/25/47	Aaa	42,600	479,247
Mtg Pass Thru Ctf Ser 2007-0A5 Class 2XPP IO	0.813	06/25/47	Aaa	49,394	455,347
Mtg Pass Thru Ctf Ser 2007-0A6 Class 1XPP IO	0.803	07/25/47	Aaa	24,641	277,214

John Hancock Investors Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Asset Backed Securities 0.53%					$728,601
(Cost $755,000)

Asset Backed Securities 0.53%					728,601
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093%	12/15/14	Baa2	$385	370,135
Sub Bond Ser 2006-1 Class E (S)	6.495	02/15/36	Baa3	370	358,466

Total investments (Cost $226,674,017)† 146.93%					$203,470,583
Other assets and liabilities, net (46.93%)					($64,986,629)
Total net assets 100.00%					$138,483,954

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

IO Interest only (carries notional principal amount)

MTN Medium-Term Note

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $35,719,320 or 25.79% of the net assets of the Fund as of September 30, 2008.

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $227,627,521. Net unrealized depreciation aggregated $24,156,938, of which $2,824,414 related to appreciated investment securities and $26,981,352 related to depreciated investment securities.

The Fund had the following interest rate swap contract open on September 30, 2008:

	PAYMENTS	PAYMENTS
NOTIONAL	MADE BY	RECEIVED BY	TERMINATION		UNREALIZED
AMOUNT	FUND	FUND	DATE	COUNTERPARTY	DEPRECIATION
$28,000,000	4.6875% (a)	3-month LIBOR	Sep 2010	Bank of America	$730,896

(a) Fixed rate

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$652,000	-
Level 2 – Other Significant Observable Inputs	193,265,290	($730,896)
Level 3 – Significant Unobservable Inputs	9,553,293	-
Total	$203,470,583	($730,896)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of December 31, 2007	$23,563,699	-
Accrued discounts/premiums	(93,664)	-
Realized gain (loss)	(837,295)	-
Change in unrealized appreciation	(108,282)	-
(depreciation)
Net purchases (sales)	(4,460,081)	-
Transfers in and/or out of Level 3	(8,511,084)	-
Balance as of September 30, 2008	$9,553,293	-

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Leverage

The Fund utilizes a credit facility to increase its assets available for investment. The Fund has a Revolving Credit Agreement (RCA) with a third party commercial bank that allows it to borrow up to an initial limit of $76 million and to invest the borrowings in accordance with its investment practices. Borrowings under the RCA are secured by the assets of the Fund.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky*
Gregory A. Russo*
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHI

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q3 9/08
11/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 24, 2008